Label	Element	Value
abrdn International Small Cap Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	abrdn International Small Cap Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Therefore, effective immediately, the following disclosure replaces the fourth paragraph in the section entitled “Summary—abrdn International Small Cap Fund—Principal Strategies” beginning on page 35 of the Prospectus:

Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region, including through an exchange-traded fund or by other means. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to the United Kingdom and Japan.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

abrdn Funds

(the “Trust”)

abrdn International Small Cap Fund

(the “Fund”)

Supplement dated July 1, 2025 to the Fund’s Prospectus dated February 28, 2025,

as supplemented to date

Effective immediately, the Fund’s principal investment strategies and investment risks are revised to reflect that the Fund may invest in other investment companies, including exchange-traded funds (“ETFs”).

abrdn International Small Cap Fund | Exchange-Traded Fund Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Fund Risk –  To the extent that the Fund invests in ETFs, the Fund may be subject to, among other risks, tracking error risk and passive and, in some cases, active management investment risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, Fund shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF. Where all or a portion of underlying ETF securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the ETF’s domestic trading day. This in turn could lead to differences between the market price of the ETF shares and the underlying value of those shares.